Short-term and long-term investments	12 Months Ended
Dec. 31, 2011
Short-term and long-term investments

5. Short-term and long-term investments

Trading securities

The Group’s trading securities were marketable equity shares and bond funds. The cost and fair value of the trading securities as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010		2011
	Cost	Fair value	Cost	Fair value
Trading securities	$8,464,468	$10,267,178	$9,942,304	$9,993,720

Investment gain (loss) of trading securities for the years ended December 31, 2009, 2010 and 2011 consisted of the following and was included in the other income (expenses) in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Realized gains from sales of trading securities	$1,210,816	$1,323,079	$366,131
Unrealized holding gains	333,137	458,266	51,416

	$1,543,953	$1,781,345	$417,547

Available-for-sale securities

The Group’s available-for-sale securities represent investments in 950,000 shares of the ordinary shares of a Japanese company listed on JASDAQ securities exchange, which was acquired in November 2009 (refer to Note 6 for the terms of the investment in equity shares of the Japanese company), and two index-linked notes (“Note A” and “Note B”), each with a principal amount of USD10,000,000.

In June 2007, the Group purchased Note A from a bank. Note A had a contractual variable interest rate ranging from 0%-8% (increased to 9% and 10% in years 6-10 and 11-15, respectively), computed based on the number of days in which the 6-month USD-LIBOR rate is within a stated range. Interest is paid at fixed intervals on a quarterly basis. Interest received on Note A for the years ended December 31, 2009 was $164,445, which was included in the other income in the consolidated statements of operations. The issuer had an option to call the note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of Note A was June 14, 2022. On March 14, 2009, Note A was called by the issuer for an amount equal to principal plus all unpaid interest. The Group received the total redemption value on March 16, 2009 with no realized gain or loss recognized in 2009.

In August 2007, the Group purchased Note B from a bank. Note B has a contractual variable interest rate ranging from 0%-12%, computed based on the number of days in which both the Nikkei 225 index and the 3-month USD-LIBOR-BBA are above or within the stated ranges, respectively. Interest is paid at fixed intervals on a quarterly basis. The issuer has an option to call the note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of Note B was August 3, 2019.

Note B contained an embedded derivative instrument that was linked to an equity index and an interest rate index. The embedded derivative was bifurcated from the debt host and accounted for separately, and was measured at fair value initially and at the end of each reporting period (refer to Note 6). The debt host is accounted for as an available-for-sale security. The discount arising from bifurcation of the embedded derivative is amortized through interest income over the term of the note using effective interest method. The initial fair values of the embedded derivative and the debt host were $5,287,940 and $4,712,060, respectively.

On July 28, 2011, Note B was disposed by the Group with cash consideration to US$7,120,000. The Group received the total redemption value on August 3, 2011. The gain on the disposition of Note B in 2011 was $449,453 and was recognized in other income in the consolidated statement of operations.

On November 16, 2011, the Group disposed all its investments in 950,000 shares of the ordinary shares of the Japanese company listed on JASDAQ securities exchange, for cash of JPY111.8 million ($1.5 million USD equivalent). The gain on the disposition of the investments in 950,000 shares in 2011 was $97,189 and was recognized in other income in the consolidated statement of operations.

The Group has no available-for-sale securities balances as of December 31, 2011.

The cost and fair value of the available-for-sale securities as of December 31, 2010 were as follows:

	Cost	Unrealized gain	Accrued interest	Estimated fair value
Note B — debt host	$4,712,060	$336,000	$1,153,940	$6,202,000
Equity shares of the Japanese company	1,355,325	276,577	—	1,631,902

	$6,067,385	$612,577	$1,153,940	$7,833,902

The cost and fair value of the available-for-sale securities as of December 31, 2009 were as follows:

	Cost	Unrealized gain	Accrued interest	Estimated fair value
Note B — debt host	$4,712,060	$463,620	$771,010	$5,946,690
Equity shares of the Japanese company	1,355,325	40,744	—	1,396,069

	$6,067,385	$504,364	$771,010	$7,342,759

The short-term investments as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Trading securities	$10,267,178	$9,993,720

	$10,267,178	$9,993,720

The long-term investments as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Note B — debt host	$6,202,000	$—
Note B — embedded derivative	848,000	—
Equity shares of the Japanese company	1,631,902	—

	$8,681,902	$—